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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for three of its series, Evergreen Adjustable Rate Fund, Evergreen Institutional Enhanced Income Fund and Evergreen Short Intermediate Bond Fund, for the quarter ended March 31, 2008. These three series have a June 30 fiscal year end.

Date of reporting period: March 31, 2008

Item 1 – Schedule of Investments

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS

March 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.1%
FIXED-RATE 0.1%
FNMA, Ser. 1998-M5, Class D, 6.35%, 06/25/2020 (cost $949,968)	$941,144	$1,014,558

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 24.1%
FIXED-RATE 2.7%
FHLMC:
Ser. 2106, Class ZD, 6.00%, 12/15/2028	8,023,796	8,433,448
Ser. 2403, Class KE, 6.50%, 01/15/2032	6,116,181	6,446,791
Ser. R007, Class AC, 5.875%, 05/15/2016	1,250,633	1,271,027
FNMA:
Ser. 1989-74, Class J, 9.80%, 10/25/2019	150,273	169,880
Ser. 1989-96, Class H, 9.00%, 12/25/2019	68,311	75,958
Ser. 1992-87, Class Z, 8.00%, 05/25/2022	113,223	123,881
Ser. 2001-50, Class BA, 7.00%, 10/25/2041	878,544	936,994
Ser. 2001-T8, Class A1, 7.50%, 07/25/2041	505,383	536,540
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	1,563,247	1,682,788
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	914,967	994,887
Ser. 2004-W2, Class 2A2, 7.00%, 02/25/2044	201,509	215,091
Ser. 2004-W2, Class 5A, 7.50%, 03/25/2044	957,016	1,058,563
Ser. G93-1, Class K, 6.68%, 01/25/2023	2,383,796	2,528,595
Vendee Mtge. Trust, Ser. 1993-1, Class ZB, 7.25%, 02/15/2023	25,371,982	27,716,239

		52,190,682

FLOATING-RATE 21.4%
FAMC, Ser. 2000-A, Class A, 6.02%, 12/15/2039	7,552,871	8,428,928
FHLMC:
Ser. 020, Class F, 3.23%, 10/25/2023	1,049,266	1,065,393
Ser. 021, Class F, 3.125%, 10/25/2023	915,254	926,036
Ser. 031, Class FA, 3.03%, 04/25/2024	173,763	173,935
Ser. 1506, Class FD, 3.875%, 05/15/2008	2,793	2,795
Ser. 1513, Class AG, 2.86%, 05/15/2008	84,334	84,112
Ser. 1671, Class QA, 4.92%, 02/15/2024	590,190	586,065
Ser. 1686, Class FE, 5.07%, 02/15/2024	57,056	56,581
Ser. 1691, Class EA, 3.33%, 02/15/2024	748,294	754,513
Ser. 1698, Class FC, 2.81%, 03/15/2009	1,169,556	1,166,696
Ser. 1730, Class FA, 3.25%, 05/15/2024	1,251,581	1,224,660
Ser. 2314, Class FG, 3.22%, 06/15/2029	2,502,931	2,526,483
Ser. 2315, Class FW, 3.37%, 04/15/2027	721,985	733,494
Ser. 2322, Class FE, 3.27%, 08/15/2028	1,903,995	1,925,643
Ser. 2339, Class F, 3.32%, 06/15/2029	3,432,875	3,479,528
Ser. 2389, Class FI, 3.57%, 06/15/2031	1,990,714	2,040,143
Ser. 2391, Class EF, 3.32%, 06/15/2031	853,163	865,099
Ser. 2396, Class FM, 3.27%, 12/15/2031	467,165	472,122
Ser. 2418, Class FO, 3.72%, 02/15/2032	4,619,831	4,753,344
Ser. 2422, Class FC, 3.32%, 02/15/2032	3,096,034	3,136,004
Ser. 2425, Class FO, 3.72%, 03/15/2032	6,557,305	6,774,220
Ser. 2436, Class FA, 3.82%, 03/15/2032	1,066,474	1,108,962
Ser. 2454, Class SL, IO, 5.18%, 03/15/2032	2,106,230	306,288
Ser. 2460, Class FE, 3.82%, 06/15/2032	3,370,019	3,505,729
Ser. 2461, Class FI, 3.32%, 04/15/2028	1,080,078	1,093,785
Ser. 2464, Class FE, 3.82%, 03/15/2032	1,372,788	1,422,291
Ser. 2466, Class FV, 3.37%, 03/15/2032	1,521,285	1,545,291
Ser. 2470, Class FB, 3.27%, 04/15/2027	2,406,325	2,432,241
Ser. 2470, Class FX, 3.82%, 05/15/2031	2,567,522	2,669,067
Ser. 2475, Class FD, 3.37%, 06/15/2031	3,389,638	3,444,414
Ser. 2481, Class FC, 3.82%, 05/15/2031	1,969,675	2,047,576
Ser. 2526, Class FM, 3.22%, 05/15/2029	6,327,058	6,391,088
Ser. 2527, Class SX, IO, 4.73%, 02/15/2032	4,203,130	430,022

1

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
FHLMC:
Ser. 2534, Class EF, 3.17%, 05/15/2022	$4,018,602	$4,047,657
Ser. 2534, Class FJ, 3.17%, 04/15/2022	2,928,684	2,949,858
Ser. 2547, Class FM, 3.37%, 01/15/2033	6,773,962	6,906,055
Ser. 2631, Class FC, 3.22%, 06/15/2033	4,870,829	4,923,580
Ser. 3153, Class EM, IIFRN, 22.64%, 01/15/2034	1,031,472	1,141,494
Ser. 3190, Class SN, IIFRN, 49.82%, 03/15/2032	1,085,165	1,622,669
Ser. T-66, Class 2A1, 7.35%, 01/25/2036 ##	33,293,471	35,540,448
Ser. T-67, Class 1A1C, 7.46%, 03/25/2036 µ	131,650,438	141,936,286
Ser. T-67, Class 2A1C, 7.41%, 03/25/2036 ##	54,621,988	60,475,051
FNMA:
Ser. 1992-039, Class FA, 2.93%, 03/25/2022	792,352	796,633
Ser. 1992-045, Class F, 2.93%, 04/25/2022	175,326	176,365
Ser. 1992-G18, Class F, 3.08%, 03/25/2022	270,007	269,665
Ser. 1993-062, Class FA, 5.17%, 04/25/2023	1,316,135	1,346,250
Ser. 1993-113, Class FA, 2.86%, 07/25/2023	727,368	712,297
Ser. 1993-165, Class FE, 3.78%, 09/25/2023	2,501,275	2,599,951
Ser. 1993-170, Class FC, 4.82%, 09/25/2008	5,800	5,840
Ser. 1993-197, Class FB, 4.82%, 10/25/2008	22,017	22,094
Ser. 1993-229, Class FB, 4.92%, 12/25/2008	65,690	65,941
Ser. 1993-247, Class FO, 5.02%, 12/25/2023	381,455	388,232
Ser. 1994-14, Class F, 5.57%, 10/25/2023	1,514,758	1,680,397
Ser. 1994-33, Class FA, 4.97%, 03/25/2009	216,944	218,121
Ser. 1994-33, Class FD, 4.97%, 03/25/2009	105,702	106,275
Ser. 1994-55, Class F, 2.76%, 12/25/2023	207,208	206,486
Ser. 1994-80, Class F, 4.82%, 02/25/2009	63,421	63,535
Ser. 1997-43, Class FM, 3.28%, 07/18/2027	1,149,695	1,165,067
Ser. 1998-T2, Class A5, 6.81%, 01/25/2032	4,282,587	4,279,549
Ser. 1999-51, Class FJ, 3.20%, 10/25/2029	2,054,394	2,089,278
Ser. 2000-45, Class FA, 3.33%, 12/08/2030	2,849,510	2,884,103
Ser. 2000-45, Class FB, 3.33%, 12/18/2030	1,709,706	1,730,462
Ser. 2001-32, Class FA, 3.15%, 07/25/2031	4,529,341	4,606,249
Ser. 2001-38, Class FB, 3.10%, 08/25/2031	648,604	660,797
Ser. 2001-46, Class F, 3.18%, 09/18/2031	3,163,860	3,190,816
Ser. 2001-59, Class F, 3.20%, 11/25/2031	4,206,255	4,283,776
Ser. 2001-62, Class FK, 3.10%, 07/25/2028	196,586	197,266
Ser. 2001-63, Class FD, 3.375%, 12/18/2031	1,217,053	1,240,640
Ser. 2001-71, Class FS, 3.20%, 11/25/2031	1,618,673	1,651,111
Ser. 2001-81, Class F, 3.15%, 01/25/2032	830,147	843,587
Ser. 2001-81, Class FC, 3.43%, 01/18/2032	1,070,436	1,092,562
Ser. 2001-81, Class FL, 3.43%, 01/18/2032	2,343,703	2,394,702
Ser. 2002-04, Class FD, 3.15%, 02/25/2032	3,426,193	3,462,652
Ser. 2002-05, Class FD, 3.50%, 02/25/2032	1,440,790	1,487,774
Ser. 2002-20, Class FK, 3.20%, 04/25/2032	4,138,958	4,202,946
Ser. 2002-34, Class FA, 3.28%, 05/18/2032	2,491,511	2,523,502
Ser. 2002-37, Class F, 3.40%, 11/25/2031	3,365,476	3,466,070
Ser. 2002-53, Class FG, 3.70%, 07/25/2032	2,971,555	3,092,230
Ser. 2002-64, Class FJ, 3.60%, 04/25/2032	4,564,074	4,746,636
Ser. 2002-77, Class TF, 3.78%, 12/18/2032	6,148,825	6,393,794
Ser. 2002-82, Class FC, 3.60%, 09/25/2032	3,312,721	3,464,576
Ser. 2002-92, Class FB, 3.25%, 04/25/2030	1,869,251	1,907,253
Ser. 2003-01, Class FI, 2.90%, 09/25/2023	1,365,877	1,372,734
Ser. 2003-011, Class FE, 3.10%, 12/25/2033	1,194,760	1,214,652
Ser. 2003-119, Class FE, 3.60%, 06/25/2027	11,743,533	11,961,140
Ser. G92-06, Class F, 3.41%, 08/25/2021	140,909	141,155
Ser. G92-20, Class FB, 2.93%, 04/25/2022	855,210	863,962
Ser. G93-19, Class FD, 2.86%, 04/25/2023	2,206,245	2,163,769

2

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
GNMA:
Ser. 2002-57, Class SL, IIFRN, 32.78%, 08/16/2032	$1,065,366	$2,272,990
Ser. 2002-66, Class DS, STRIPS, IIFRN, 70.99%, 07/16/2031	294,664	1,144,756
Ser. 2003-1, Class SW, IO, 0.60%, 06/16/2031	28,479,358	389,882
Ser. 2004-41, Class SE, IO, 4.66%, 05/20/2030	8,363,980	576,111

		424,932,277

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $462,543,849)		477,122,959

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 71.1%
FIXED-RATE 8.4%
FHLMC:
6.50%, 04/01/2018-09/01/2032	9,411,269	9,843,956
7.00%, 11/01/2012-09/01/2035	6,845,043	7,226,857
7.50%, 01/01/2016-12/01/2033	7,015,396	7,605,698
8.50%, 05/01/2020-03/01/2023	548,714	607,585
9.75%, 03/01/2016	6,340	6,549
FHLMC 30 year:
5.50%, TBA #	51,500,000	51,878,216
6.00%, TBA #	30,000,000	30,689,070
FNMA:
6.50%, 05/01/2017-11/01/2047	22,132,172	23,161,750
7.00%, 11/01/2014-07/01/2033	3,780,129	4,007,245
7.06%, 11/01/2024-01/01/2027	489,820	515,100
7.50%, 02/01/2016-01/01/2036	13,510,766	14,605,969
8.00%, 12/01/2026-05/01/2033	1,025,319	1,115,461
8.50%, 04/01/2026-06/01/2030	481,156	527,278
8.83%, 02/01/2032	215,147	237,313
9.00%, 05/01/2021-09/01/2030	349,414	385,401
9.50%, 08/01/2021-12/01/2024	359,325	399,615
10.00%, 01/01/2021	159,320	190,566
10.50%, 04/01/2019-11/01/2019	68,477	75,012
10.75%, 10/01/2012	2,669	2,750
11.00%, 01/01/2016-01/01/2018	30,762	35,513
12.50%, 07/15/2015	92,355	107,927
GNMA:
6.45%, 04/20/2025-09/20/2025	346,153	359,793
6.50%, 01/20/2019-08/20/2034	8,718,703	9,183,104
6.75%, 02/15/2029	160,225	170,249
7.00%, 07/20/2034	280,481	298,737
7.25%, 07/15/2017-05/15/2018	990,040	1,063,297
7.50%, 02/20/2023-11/20/2023	28,327	30,437
7.89%, 10/20/2022	1,197,035	1,299,233
8.375%, 10/15/2020	1,554,715	1,776,122
9.00%, 05/15/2016-02/20/2025	439,681	481,753

		167,887,556

FLOATING-RATE 62.7%
FHLB:
5.89%, 05/01/2037	8,300,315	8,368,888
6.04%, 08/01/2035	867,450	876,110
6.50%, 12/01/2031	230,693	236,296
6.90%, 03/01/2032	835,776	863,365
7.18%, 05/01/2032	500,248	509,794
7.68%, 06/01/2032	293,605	297,974
FHLMC:
5.28%, 12/01/2035	1,506,646	1,517,664
5.32%, 06/01/2016-02/01/2037	8,704,320	8,790,511

3

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
5.33%, 05/01/2017	$1,884	$1,886
5.34%, 11/01/2030	30,014	30,306
5.37%, 05/01/2029-06/01/2030	6,984,299	7,058,773
5.375%, 05/01/2019	15,070	15,196
5.42%, 09/01/2016-03/01/2019	379,662	382,294
5.44%, 01/01/2020	115,452	116,414
5.47%, 01/01/2026	55,737	56,231
5.48%, 01/01/2030-07/01/2030	383,327	387,626
5.49%, 01/01/2020	63,751	64,300
5.50%, 12/01/2017-09/01/2018	200,619	202,311
5.55%, 10/01/2030	65,708	66,012
5.57%, 06/01/2017	28,183	29,563
5.58%, 01/01/2018	18,999	19,188
5.61%, 06/01/2019-03/01/2033	1,271,278	1,291,472
5.62%, 06/01/2033	3,445,520	3,498,757
5.63%, 02/01/2032	1,061,679	1,072,860
5.66%, 02/01/2018	42,475	43,114
5.67%, 03/01/2018-08/01/2018	94,389	97,858
5.68%, 03/01/2018	81,890	82,744
5.73%, 09/01/2016	395,083	402,987
5.74%, 08/01/2018	9,272	9,387
5.75%, 01/01/2017-07/01/2029	91,496	92,337
5.77%, 08/01/2029	68,363	70,837
5.80%, 06/01/2022-09/01/2026	1,696,384	1,720,881
5.83%, 06/01/2020	693,263	700,096
5.85%, 02/01/2027	249,875	265,265
5.89%, 08/01/2031-02/01/2033	2,627,032	2,671,252
5.91%, 07/01/2019-10/01/2032	2,644,536	2,703,867
5.94%, 10/01/2018-07/01/2030	272,183	276,309
5.98%, 11/01/2033	2,035,228	2,107,926
6.01%, 10/01/2018-11/01/2036	10,839,743	11,016,391
6.03%, 07/01/2017	274,625	275,712
6.04%, 12/01/2032	15,921,423	16,442,053
6.05%, 06/01/2029	1,356,924	1,388,008
6.11%, 02/01/2018-05/01/2022	18,604	18,873
6.125%, 07/01/2018-10/01/2019	62,693	63,338
6.14%, 06/01/2019-05/01/2027	543,875	563,550
6.15%, 07/01/2026	482,129	515,059
6.17%, 12/01/2018	123,001	124,298
6.18%, 09/01/2030	71,927	76,008
6.19%, 10/01/2032-05/01/2037	17,336,570	17,867,286
6.21%, 11/01/2020	72,669	73,420
6.22%, 08/01/2018	7,866	7,935
6.23%, 02/01/2030	12,816	13,215
6.25%, 11/01/2022	20,513	21,214
6.27%, 05/01/2020	4,512	4,698
6.28%, 12/01/2018-05/01/2024	209,419	214,649
6.29%, 07/01/2023	16,212	16,442
6.30%, 01/01/2029-08/01/2033	1,371,731	1,397,579
6.31%, 08/01/2018-08/01/2030	1,035,592	1,108,074
6.32%, 02/01/2029	630,816	655,886
6.33%, 02/01/2032	118,811	123,695
6.36%, 12/01/2018-09/01/2031	1,605,238	1,665,081
6.375%, 06/01/2018	42,760	43,350
6.40%, 10/01/2037	2,582,965	2,663,528
6.41%, 05/01/2031	455,739	495,297

4

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
6.42%, 04/01/2025-10/01/2032	$5,892,091	$6,073,052
6.47%, 07/01/2031	2,743,816	2,872,621
6.48%, 03/01/2025	257,094	263,616
6.49%, 01/01/2019-09/01/2030	571,555	611,759
6.50%, 08/01/2019	38,558	39,402
6.56%, 08/01/2025	6,178	6,632
6.57%, 01/01/2024	249,708	258,641
6.60%, 04/01/2032	254,327	277,957
6.62%, 01/01/2030	102,458	110,821
6.625%, 01/01/2024-05/01/2032	1,135,160	1,229,294
6.65%, 03/01/2020	12,933	13,506
6.66%, 10/01/2024-06/01/2030	889,065	927,976
6.68%, 04/01/2020	82,950	89,858
6.69%, 01/01/2027	166,916	174,259
6.71%, 04/01/2032	312,573	320,762
6.72%, 06/01/2021-12/01/2032	1,106,622	1,132,458
6.74%, 07/01/2031	779,538	818,943
6.75%, 09/01/2015-09/01/2031	7,022,887	7,370,624
6.76%, 06/01/2020-06/01/2031	6,442,527	6,768,441
6.77%, 07/01/2028-08/01/2029	2,205,932	2,246,657
6.78%, 04/01/2024-10/01/2031	10,203,588	10,599,335
6.79%, 06/01/2024-10/01/2030	769,040	815,848
6.81%, 07/01/2018-07/01/2024	922,972	948,641
6.82%, 10/01/2023-10/01/2033	1,441,789	1,497,472
6.84%, 10/01/2033	8,661,018	9,026,859
6.86%, 05/01/2025-11/01/2029	585,484	609,548
6.87%, 02/01/2026-12/01/2033	6,482,452	6,754,039
6.90%, 11/01/2018-02/01/2023	991,941	1,031,520
6.91%, 02/01/2021-04/01/2030	7,444,099	7,824,630
6.92%, 01/01/2017-10/01/2030	8,822,711	9,192,534
6.93%, 06/01/2030-09/01/2032	9,699,145	10,091,752
6.94%, 07/01/2028	651,396	672,286
6.95%, 07/01/2029-10/01/2032	506,583	526,598
6.96%, 04/01/2020-11/01/2031	41,992,804	43,768,527
6.97%, 01/01/2023-05/01/2026	380,946	398,100
6.98%, 01/01/2030-05/01/2031	1,229,629	1,340,621
6.99%, 05/01/2028	1,246,929	1,292,056
7.00%, 01/01/2031-05/01/2033	3,638,050	3,755,080
7.01%, 06/01/2030	491,850	507,604
7.02%, 01/01/2030	1,660,875	1,736,943
7.03%, 03/01/2030	912,548	954,406
7.04%, 05/01/2028-06/01/2032	2,001,174	2,102,817
7.05%, 01/01/2031-07/01/2031	2,625,084	2,844,941
7.10%, 11/01/2027-10/01/2033	6,942,265	7,209,549
7.11%, 06/01/2022	59,233	61,252
7.12%, 04/01/2018-05/01/2031	5,150,016	5,463,605
7.125%, 10/01/2023	101,180	102,689
7.13%, 01/01/2028-05/01/2032	25,493,319	26,709,844
7.14%, 07/01/2027-05/01/2032	2,062,475	2,111,172
7.15%, 06/01/2026-05/01/2033	6,259,458	6,443,398
7.16%, 06/01/2030-08/01/2032	2,062,803	2,140,103
7.17%, 05/01/2019-11/01/2026	1,031,678	1,078,692
7.18%, 11/01/2029-07/01/2031	894,734	936,395
7.19%, 01/01/2028-07/01/2032	2,047,484	2,089,632
7.20%, 07/01/2028-02/01/2031	3,554,863	3,727,496
7.21%, 05/01/2025-06/01/2032	1,523,660	1,587,419

5

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
7.22%, 08/01/2027-09/01/2032	$4,052,703	$4,207,809
7.25%, 10/01/2033	942,054	961,856
7.26%, 07/01/2019-09/01/2030	793,347	835,748
7.29%, 02/01/2024	58,210	60,583
7.30%, 12/01/2031	106,219	110,635
7.32%, 10/01/2029	562,405	575,362
7.33%, 06/01/2030	1,397,596	1,463,996
7.34%, 12/01/2031	789,565	825,221
7.35%, 07/01/2025-01/01/2027	202,448	211,825
7.37%, 06/01/2025	175,291	183,951
7.43%, 11/01/2031	216,855	225,207
7.45%, 05/01/2023	134,895	139,137
7.55%, 04/01/2023	487,922	509,561
7.67%, 08/01/2029	380,294	407,128
FNMA:
4.40%, 10/01/2017-01/01/2032	1,370,213	1,390,714
4.41%, 04/01/2034	10,457,848	10,394,264
4.42%, 11/01/2032	1,175,619	1,199,925
4.44%, 07/01/2032	3,546,542	3,583,525
4.45%, 04/01/2034	434,219	443,216
4.47%, 04/01/2033	2,407,473	2,447,119
4.58%, 09/01/2018	35,697	36,235
4.65%, 03/01/2014	2,188	2,223
4.72%, 05/01/2029	578,654	596,731
4.88%, 04/01/2033	2,728,110	2,756,377
4.98%, 03/01/2017	29,970	31,369
5.00%, 01/01/2018-03/01/2023	3,133,934	3,186,744
5.05%, 05/01/2033	11,102,920	11,384,712
5.17%, 03/01/2028	516,226	531,718
5.22%, 05/01/2017-06/01/2020	11,445,618	11,478,705
5.23%, 04/01/2042	8,104,026	8,141,790
5.27%, 12/01/2016-01/01/2038	2,948,985	3,175,361
5.28%, 11/01/2032	799,732	831,743
5.29%, 03/01/2032	98,485	100,179
5.32%, 09/01/2017-11/01/2023	14,616,525	14,789,745
5.33%, 05/01/2018-03/01/2035	49,752,669	50,066,718
5.36%, 11/01/2014-08/01/2033	33,396,169	33,705,782
5.37%, 07/01/2020	4,655,757	4,673,314
5.375%, 03/01/2021-03/01/2030	121,243	121,995
5.38%, 04/01/2019	27,467	27,534
5.40%, 11/01/2024	31,727	31,946
5.41%, 01/01/2019	1,975,312	1,987,144
5.42%, 10/01/2016-10/01/2034	7,045,360	7,038,917
5.44%, 01/01/2033-04/01/2033	1,133,280	1,160,526
5.47%, 02/01/2033	420,202	434,615
5.49%, 01/01/2032	50,032	50,861
5.50%, 07/01/2015-01/01/2029	2,482,037	2,543,800
5.51%, 04/01/2018	1,648,310	1,657,145
5.52%, 04/01/2034	3,904,024	3,877,125
5.53%, 12/01/2018-06/01/2033	2,319,743	2,376,481
5.54%, 01/01/2018-05/01/2018	66,205	68,449
5.55%, 05/01/2022	15,326	15,779
5.56%, 01/01/2019	416,132	415,950
5.57%, 10/01/2017-11/01/2029	24,632	25,138
5.58%, 04/01/2020-09/01/2041	2,181,506	2,214,431
5.60%, 12/01/2017	254,014	253,082

6

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
5.62%, 07/01/2035	$7,136,203	$7,374,338
5.625%, 01/01/2017-07/01/2017	132,216	131,766
5.63%, 02/01/2033	938,045	969,310
5.64%, 04/01/2018-04/01/2030	154,904	157,327
5.65%, 09/01/2031	567,443	592,070
5.70%, 09/01/2032	266,183	267,032
5.71%, 06/01/2018	5,866	6,091
5.72%, 04/01/2035	5,961,505	6,117,678
5.73%, 01/01/2017-03/01/2033	2,688,651	2,727,034
5.74%, 07/01/2018	11,112	11,664
5.75%, 09/01/2016-02/01/2035	7,160,137	7,265,202
5.77%, 05/01/2017-10/01/2032	3,973,747	4,108,532
5.78%, 05/01/2019-07/01/2024	32,664	33,682
5.79%, 01/01/2029	134,082	137,123
5.80%, 02/01/2018-01/01/2036	577,248	590,600
5.81%, 11/01/2017-04/01/2018	420,100	422,647
5.82%, 01/01/2033	620,836	629,881
5.84%, 01/01/2031	2,032,677	2,062,618
5.86%, 12/01/2031-06/01/2032	1,753,211	1,796,670
5.87%, 05/01/2032-09/01/2033	1,727,179	1,778,147
5.875%, 02/01/2017-05/01/2017	163,815	164,484
5.88%, 06/01/2017-11/01/2033	3,821,712	3,990,753
5.89%, 09/01/2018-06/01/2034	1,647,488	1,679,235
5.90%, 06/01/2024-11/01/2027	109,360	113,307
5.91%, 09/01/2033-08/01/2035	28,263,478	29,025,627
5.92%, 03/01/2014	74,197	75,357
5.93%, 07/01/2019-01/01/2021	22,933	23,645
5.96%, 07/01/2020	50,190	52,582
6.00%, 06/01/2018-05/01/2028	2,463,886	2,529,595
6.01%, 12/01/2036	479,480	485,277
6.02%, 03/01/2026-08/01/2032	482,534	489,496
6.03%, 07/01/2028-02/24/2035	2,113,372	2,179,164
6.04%, 05/01/2028	791,977	799,802
6.05%, 12/01/2020-09/01/2031	1,149,538	1,178,306
6.06%, 05/01/2019-07/01/2028	543,960	549,712
6.07%, 07/01/2021-06/01/2028	932,857	956,463
6.08%, 01/01/2023-09/01/2034	71,523,669	73,027,239
6.10%, 08/01/2033-05/01/2034	3,002,597	3,067,734
6.12%, 01/01/2019-02/01/2033	592,302	600,976
6.16%, 10/01/2017-09/01/2019	158,062	159,951
6.17%, 04/01/2018-06/01/2033	2,957,254	3,079,455
6.18%, 03/01/2030	119,827	126,228
6.19%, 10/01/2024-02/01/2037	2,996,619	3,107,086
6.20%, 01/01/2032	690,219	694,277
6.21%, 09/01/2032-04/01/2040	4,125,519	4,204,828
6.22%, 12/01/2031-02/01/2034	1,499,472	1,527,101
6.23%, 11/01/2024-11/01/2032	1,347,974	1,379,305
6.24%, 07/01/2018-07/01/2032	18,130,108	18,446,512
6.25%, 09/01/2023-11/01/2039	12,925,868	13,443,779
6.26%, 11/01/2022	679,223	698,431
6.28%, 02/01/2017	12,240	12,827
6.29%, 02/01/2019-01/01/2036	171,005,884	175,214,146
6.30%, 04/01/2028	941,649	975,944
6.31%, 10/01/2032	2,460,505	2,527,087
6.32%, 06/01/2031	407,725	424,246
6.33%, 06/01/2019-11/01/2032	1,287,550	1,337,276

7

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
6.34%, 06/01/2027-02/01/2035	$13,041,555	$13,274,610
6.35%, 12/01/2029-12/01/2039	1,127,543	1,153,516
6.36%, 11/01/2023	11,392	12,348
6.37%, 09/01/2017-09/01/2019	34,675	36,730
6.375%, 07/01/2017-01/01/2027	64,850	67,338
6.38%, 05/01/2018-05/01/2028	1,265,020	1,306,060
6.40%, 10/01/2024	76,654	81,031
6.43%, 03/01/2015-09/26/2035	15,203,975	15,748,385
6.44%, 06/01/2019	22,755	23,729
6.45%, 07/01/2025-04/01/2030	1,673,642	1,742,351
6.46%, 11/01/2027-12/01/2031	1,608,428	1,621,899
6.47%, 05/01/2027-12/01/2032	25,133,025	26,219,968
6.48%, 07/01/2021-03/01/2030	2,287,653	2,354,801
6.49%, 05/01/2018	19,569	20,358
6.50%, 08/01/2033	4,882	4,907
6.51%, 12/01/2028-09/26/2035	8,349,423	8,550,262
6.53%, 08/01/2031-09/01/2031	1,809,845	1,818,314
6.54%, 07/01/2017-04/01/2034	2,689,511	2,838,735
6.57%, 06/01/2032-09/01/2033	1,688,404	1,757,426
6.58%, 06/01/2024-12/01/2033	13,726,669	14,213,848
6.61%, 06/01/2028-08/01/2036	3,748,692	3,860,856
6.62%, 03/01/2027-02/01/2035	17,592,762	18,226,316
6.63%, 09/01/2017-08/01/2030	338,026	357,189
6.64%, 11/01/2024-02/01/2035	18,891,366	19,565,670
6.66%, 05/01/2022-08/01/2032	9,577,178	9,926,758
6.69%, 07/01/2020-07/01/2027	3,250,465	3,378,627
6.71%, 04/01/2019-04/01/2028	844,422	884,014
6.72%, 03/01/2023-10/01/2025	29,592	31,755
6.73%, 06/01/2022-02/01/2030	1,015,526	1,064,154
6.75%, 06/01/2022	18	20
6.76%, 11/01/2017-08/01/2026	261,935	273,754
6.77%, 06/01/2018-07/01/2032	540,471	551,637
6.78%, 07/01/2025-09/01/2030	4,059,503	4,245,199
6.79%, 04/01/2036	1,579,354	1,706,207
6.80%, 11/01/2017-12/01/2032	19,712,446	20,481,833
6.81%, 10/01/2009-04/01/2034	15,069,238	15,634,893
6.82%, 06/01/2023-08/01/2040	4,106,661	4,222,366
6.84%, 04/01/2024	81,637	85,271
6.85%, 06/01/2025-09/01/2033	350,440	363,297
6.86%, 06/01/2019	50,261	53,598
6.87%, 12/01/2024-07/01/2028	758,389	791,920
6.89%, 01/01/2028-06/01/2032	1,109,933	1,152,992
6.91%, 08/01/2032	249,709	257,628
6.93%, 07/01/2026	1,526,024	1,572,293
6.94%, 05/01/2025-03/01/2032	612,876	638,037
6.95%, 06/01/2022-09/01/2026	225,082	234,500
6.96%, 10/01/2017	764,906	917,688
6.97%, 11/01/2019-10/01/2029	1,479,092	1,543,046
6.99%, 10/01/2025-05/01/2032	1,148,671	1,173,041
7.00%, 07/01/2019-06/01/2026	513,132	532,503
7.01%, 06/01/2032	913,890	944,962
7.02%, 02/01/2029-08/01/2032	9,596,852	10,146,104
7.04%, 10/01/2018-04/01/2028	62,447	64,553
7.05%, 08/01/2031-01/01/2032	754,680	791,394
7.07%, 05/01/2025	319,907	333,686
7.09%, 05/01/2017	5,777	5,815

8

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
7.10%, 07/01/2030	$168,322	$174,274
7.12%, 06/01/2032	555,886	571,145
7.125%, 01/01/2022-08/01/2027	27,730	29,224
7.15%, 05/01/2032-07/01/2033	366,944	376,831
7.17%, 12/01/2021-06/01/2033	815,564	847,504
7.20%, 07/01/2027	1,061,543	1,109,238
7.21%, 12/01/2023	57,354	58,743
7.22%, 09/01/2032	451,153	470,792
7.24%, 10/01/2024-04/01/2030	276,487	286,013
7.25%, 12/01/2020-09/01/2024	48,508	52,193
7.27%, 11/01/2024-03/01/2030	845,566	887,260
7.29%, 09/01/2026	359,400	374,071
7.32%, 06/01/2032-06/01/2040	2,544,194	2,793,302
7.33%, 04/01/2033	3,026,806	3,073,968
7.34%, 10/01/2031-04/01/2034	7,417,920	7,583,858
7.35%, 10/01/2025-04/01/2033	1,758,380	1,834,957
7.375%, 06/01/2025	13,890	14,367
7.38%, 01/01/2033	403,044	420,190
7.39%, 10/01/2032	50,146	52,350
7.41%, 06/01/2027-09/01/2033	566,430	585,263
7.43%, 04/01/2024-10/01/2028	1,654,174	1,732,266
7.45%, 03/01/2015-11/01/2031	98,804	103,304
7.48%, 09/01/2033	114,030	120,395
7.50%, 07/01/2010	877,475	943,251
7.51%, 01/01/2033-07/01/2039	7,784,430	8,147,848
7.55%, 10/01/2025	29,402	31,000
7.60%, 01/01/2031	105,538	112,129
7.61%, 07/01/2028-04/01/2040	7,215,635	7,596,194
7.625%, 03/01/2024	6,829	7,365
7.65%, 09/01/2032	3,509,677	3,896,198
7.67%, 12/01/2032	898,263	939,664
7.72%, 04/01/2026	12,511	13,065
7.74%, 12/01/2050	671,357	711,222
7.75%, 02/01/2024-01/01/2026	9,196	9,969
7.84%, 11/01/2031	147,955	154,712
7.91%, 09/01/2033	404,558	416,840
7.95%, 06/01/2024	467	507
8.23%, 04/01/2032-09/01/2033	420,912	439,604
8.29%, 02/01/2033	116,558	120,689
8.31%, 11/01/2031	307,172	320,341
8.375%, 12/01/2024	4,069	4,491
8.52%, 06/01/2032	302,760	326,718
8.56%, 05/01/2033	257,270	264,744
8.67%, 04/01/2032	256,513	269,918
8.70%, 03/01/2032	86,941	90,714
8.95%, 03/01/2032	50,861	53,036
9.06%, 12/01/2031	199,448	206,844
9.10%, 10/01/2024	8,304	9,248
9.21%, 05/01/2033	60,983	63,316
GNMA:
5.00%, 12/20/2032	206,539	206,998
5.125%, 08/20/2017-12/20/2032	38,510,066	39,140,505
5.50%, 10/20/2015-12/20/2017	43,033	45,087
5.625%, 08/20/2015-09/20/2027	7,945,243	8,132,278
6.00%, 01/20/2030	273,656	279,112
6.125%, 07/20/2022	18,797	19,225

9

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
GNMA:
6.375%, 02/20/2016-01/20/2028	$23,875,336	$24,572,821
6.50%, 01/20/2016-04/20/2033	4,480,000	4,610,664
6.875%, 01/20/2022	10,294	10,561

		1,243,486,341

Total Agency Mortgage-Backed Pass Through Securities (cost $1,407,727,794)		1,411,373,897

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 12.3%
FHLMC:
Ser. T-41, Class 3A, 7.50%, 07/25/2032	10,368,038	11,857,406
Ser. T-54, Class 3A, 7.00%, 02/25/2043	35,749,320	38,833,632
Ser. T-54, Class 4A, FRN, 6.19%, 02/25/2043	4,535,649	4,499,980
Ser. T-55, Class 1A1, 6.50%, 03/25/2043	243,780	253,046
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 10/01/2031	12,147,926	12,963,417
Ser. 2001-T12, Class A2, 7.50%, 08/25/2041	886,285	957,670
Ser. 2001-T12, Class A4, FRN, 6.19%, 08/25/2041	17,777,984	18,217,403
Ser. 2001-W03, Class A, 7.00%, 09/25/2041	1,519,108	1,611,349
Ser. 2002-66, Class A3, FRN, 6.15%, 04/25/2042	22,211,604	23,232,168
Ser. 2002-D12, Class A5, FRN, 6.06%, 10/25/2041	3,415,879	3,536,379
Ser. 2002-W04, Class A6, FRN, 6.19%, 02/25/2027	6,515,519	6,560,450
Ser. 2003-07, Class A2, FRN, 5.97%, 05/25/2042	3,137,413	3,244,650
Ser. 2003-63, Class A8, FRN, 5.90%, 01/25/2043	4,195,000	4,341,703
Ser. 2003-W02, Class 2A8, 5.67%, 07/25/2042	31,907,276	33,636,644
Ser. 2003-W03, Class 1A2, 7.00%, 08/25/2042	9,726,778	10,451,520
Ser. 2003-W04, Class 5A, FRN, 6.49%, 10/25/2042	3,310,800	3,451,073
Ser. 2003-W08, Class 4A, FRN, 6.15%, 11/25/2042	1,483,625	1,490,251
Ser. 2003-W10, Class 2A, FRN, 6.29%, 06/25/2043	6,167,033	6,194,982
Ser. 2003-W18, Class 2A, FRN, 6.15%, 06/25/2033	34,328,417	35,605,435
Ser. 2004-T03, Class 2A, FRN, 6.22%, 08/25/2043	5,375,914	5,598,423
Ser. 2004-W12, Class 2A, FRN, 6.07%, 06/25/2044	16,658,479	16,985,652
Ser. 2005-W4, Class 3A, FRN, 6.28%, 06/25/2035	1,010,290	1,005,036

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $242,233,293)		244,528,269

YANKEE OBLIGATIONS – GOVERNMENT 0.3%
Instituto Nacional de Habitação U.S. Aid Agcy., FRN, 1.92%, 12/01/2016 (cost $5,625,000)	5,625,000	5,645,194

	Shares	Value

SHORT-TERM INVESTMENTS 0.0%
MUTUAL FUND SHARES 0.0%
Evergreen Institutional Money Market Fund, Class I, 3.27% q ø ## (cost $500,041)	500,041	500,041

Total Investments (cost $2,119,579,945) 107.9%		2,140,184,918
Other Assets and Liabilities (7.9%)		(156,139,781)

Net Assets 100.0%		$1,984,045,137

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
µ	All or a portion of this security has been segregated as collateral for reverse repurchase agreements.
#	When-issued or delayed delivery security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

10

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

Summary of Abbreviations

FAMC	Federal Agricultural Mortgage Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IIFRN	Indexed Inverse Floating Rate Note
IO	Interest Only
STRIPS	Separately Traded Registered Interest and Principal Securities
TBA	To Be Announced

As of March 31, 2008, reverse repurchase agreements outstanding were as follows:

Repurchase Amount	Counterparty	Interest Rate	Maturity Date

$78,474,596	Lehman Brothers	3.15%	4/1/2008

On March 31, 2008, the aggregate cost of securities for federal income tax purposes was $2,123,373,524. The gross unrealized appreciation and depreciation on securities based on tax cost was $24,369,270 and $7,557,876, respectively, with a net unrealized appreciation of $16,811,394.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

11

EVERGREEN INSTITUTIONAL ENHANCED INCOME FUND SCHEDULE OF INVESTMENTS

March 31, 2008 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 10.7%
Altius Funding, Ltd., Ser. 2006-3A, Class A1A, FRN, 3.24%, 12/02/2041 144A ☐ +	$3,183,571	$2,703,051
Chase Funding Mtge. Loan, Ser. 2003-2, Class 2A2, FRN, 3.16%, 02/25/2033	153,817	151,526
First Horizon Asset Backed Trust:
Ser. 2006-HE1, Class A, FRN, 2.76%, 10/25/2034	4,018,111	2,354,854
Ser. 2006-HE2, Class A, FRN, 2.73%, 10/25/2026	3,254,384	2,551,644
Providian Gateway Master Trust, Ser. 2001-D, Class A, FRN, 3.19%, 05/16/2011 144A	2,862,000	2,857,080

Total Asset-Backed Securities (cost $13,473,204)		10,618,155

COMMERCIAL MORTGAGE-BACKED SECURITIES 3.3%
FLOATING-RATE 3.3%
BCC Funding Corp., Ser. 2007-1A, Class A, 2.69%, 06/20/2013 144A +	1,593,032	1,584,987
Credit Suisse Mtge. Capital Comml. Trust, Ser. 2006-TFLA, Class A1, 2.94%, 04/15/2021 144A	555,513	522,301
GMAC Mtge. Corp. Loan Trust, Ser. 2006-HE3, Class A1, 2.70%, 10/25/2036	1,217,642	1,151,656

Total Commercial Mortgage-Backed Securities (cost $3,366,187)		3,258,944

CORPORATE BONDS 13.6%
FINANCIALS 13.6%
Capital Markets 6.6%
Goldman Sachs Group, Inc., FRN:
2.69%, 12/19/2014	5,723,000	5,657,477
3.36%, 07/30/2009	858,000	845,531

		6,503,008

Diversified Financial Services 7.0%
MBIA Global Funding, LLC, FRN, 2.37%, 09/25/2008 144A	7,154,000	6,958,388

Total Corporate Bonds (cost $13,736,803)		13,461,396

SHORT-TERM INVESTMENTS 72.6%
REPURCHASE AGREEMENT ^^ 72.6%
Deutsche Bank AG, 2.25%, dated 03/31/2008, maturing 04/01/2008, maturity value $71,893,880 (cost $71,889,387)	71,889,387	71,889,387

Total Investments (cost $102,465,581) 100.2%		99,227,882
Other Assets and Liabilities (0.2%)		(227,445)

Net Assets 100.0%		$99,000,437

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
^^	Collateralized by $71,411,000 FNMA, 4.05%, 02/26/2013, value is $73,327,850.

Summary of Abbreviations
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

On March 31, 2008, the aggregate cost of securities for federal income tax purposes was $102,465,581. The gross unrealized appreciation and depreciation on securities based on tax cost was $0 and $3,237,699, respectively, with a net unrealized depreciation of $3,237,699.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

1

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS

March 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.6%
FIXED-RATE 7.6%
FHLMC:
6.98%, 10/01/2020 ##	$15,245,517	$16,390,303
7.30%, 12/01/2012 ##	1,946,346	2,146,898
FNMA:
6.20%, 05/01/2011	132,522	140,640
6.26%, 03/01/2011 ##	2,553,316	2,698,514
6.50%, 07/01/2011 ##	2,396,579	2,557,386
6.91%, 07/01/2009 ##	8,991,854	9,231,010
7.01%, 12/01/2010 ##	4,089,137	4,368,085
7.02%, 07/01/2009	22,312	22,884
7.09%, 07/01/2009	3,668,075	3,771,019
7.18%, 12/01/2010	2,589,080	2,749,952

		44,076,691

FLOATING-RATE 0.0%
FNMA:
6.11%, 02/01/2012	127,686	135,741
6.23%, 12/01/2008	28,226	28,446

		164,187

Total Agency Commercial Mortgage-Backed Securities (cost $45,885,967)		44,240,878

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.0%
FIXED-RATE 0.0%
FNMA, Ser. 2003-129, Class PW, 4.50%, 07/25/2033	85,000	85,841

FLOATING-RATE 0.0%
FHLMC, Ser. 1935, Class FL, 3.58%, 02/15/2027	23,061	22,808

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $105,961)		108,649

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 8.2%
FIXED-RATE 8.2%
FHLMC 30 year, 5.00%, TBA #	34,465,000	34,125,727
FNMA:
4.10%, 07/01/2013	126,009	124,235
4.64%, 03/01/2013	92,320	93,109
5.00%, 10/01/2020	70,067	70,895
5.71%, 09/01/2012	7,140,807	7,433,981
5.77%, 06/01/2013	171,561	180,159
5.89%, 11/01/2011	102,229	107,699
6.13%, 10/01/2008	60,396	60,398
6.29%, 02/01/2011	2,205,039	2,324,215
6.50%, 07/01/2017-08/01/2017	1,912,478	2,005,442
GNMA, 8.05%, 06/15/2019-10/15/2020	833,688	909,141
GNMA 30 year, 5.50%, TBA #	175,000	178,418

		47,613,419

FLOATING-RATE 0.0%
FNMA, 5.22%, 06/01/2017	9,375	9,300

Total Agency Mortgage-Backed Pass Through Securities (cost $46,809,636)		47,622,719

ASSET-BACKED SECURITIES 5.9%
American Home Mtge. Backed Investment Trust, Ser. 2005-2, Class 5A4C, 5.41%, 09/25/2035	25,000	20,508
Credit Suisse Mtge. Capital Cert., Ser. 2007-03, Class 1A3A, 5.75%, 04/25/2037	5,640,000	4,964,068
CSAB Mtge. Backed Trust, Ser. 2006-02, Class A3A, 5.80%, 09/25/2036	5,255,000	4,160,483
Deutsche Alt-A Securities, Inc., Mtge. Loan Trust, Ser. 2005-03, Class 4A5, 5.25%, 06/25/2035	35,000	29,936
Deutsche Securities, Inc., Ser. 2006-AB2, Class A3, 6.27%, 06/25/2036	60,000	41,120
JPMorgan Alternative Loan Trust, Ser. 2006-S2, Class A6, 6.05%, 05/25/2036	5,625,000	5,236,594

1

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES continued
Lehman XS Trust:
Ser. 2005-01, Class 3A3A, 5.11%, 07/25/2035	$65,000	$41,844
Ser. 2005-06, Class 3A2B, 5.42%, 11/25/2035	95,000	83,897
Ser. 2005-06, Class 3A3A, 5.76%, 11/25/2035	105,000	75,108
Morgan Stanley Mtge. Loan Trust, Ser. 2006-12XS, Class A3, 5.80%, 10/25/2036	60,000	47,456
Nomura Asset Acceptance Corp.:
Ser. 2006-AF1, Class 1A3, 6.41%, 05/25/2036	6,741,000	5,875,523
Ser. 2006-AP1, Class A2, 5.52%, 01/25/2036	120,000	102,982
Structured Asset Securities Corp., Ser. 2004-9XS, Class 1A4A, 5.56%, 05/25/2034	5,983,328	5,343,860
Vanderbilt Mtge. & Fin., Inc., Ser. 1997-B, Class 1A6, 7.60%, 06/07/2025	8,000,000	7,918,800

Total Asset-Backed Securities (cost $38,465,527)		33,942,179

COMMERCIAL MORTGAGE-BACKED SECURITIES 19.1%
FIXED-RATE 12.9%
Banc of America Comml. Mtge. Securities, Inc.:
Ser. 2004-04, Class A6, 4.88%, 07/10/2042	8,950,000	8,852,427
Ser. 2004-06, Class A5, 4.81%, 12/10/2042	5,095,000	5,016,402
Commercial Mtge. Pass-Through Cert.:
Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	1,574,648	1,562,060
Ser. 2006-C8, Class A4, 5.31%, 12/10/2046	105,000	102,198
GMAC Comml. Mtge. Securities, Inc., Ser. 2003-C3, Class A4, 5.02%, 04/10/2040	12,725,000	12,542,106
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG09, Class A4, 5.44%, 03/10/2039	8,810,000	8,590,421
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2003-PM1, Class A4, 5.33%, 08/12/2040	8,370,000	8,353,039
Ser. 2004-CB8, Class A4, 4.40%, 01/12/2039	10,295,000	9,881,168
Ser. 2004-CB9, Class A1, 3.48%, 06/12/2041	2,412,104	2,378,594
Ser. 2004-PNC1, Class A1, 2.80%, 06/12/2041	43,227	42,794
LB-UBS Comml. Mtge. Trust, Ser. 2003-C3, Class A4, 4.17%, 05/15/2032	180,000	166,981
Merrill Lynch Mtge. Trust, Ser. 2003-KEY1, Class A4, 5.24%, 11/12/2035	4,440,000	4,383,606
Merrill Lynch/Countrywide Comml. Mtge. Trust, Ser. 2006-4, Class A3, 5.17%, 12/12/2049	10,630,000	10,251,815
Morgan Stanley Capital I, Inc., Ser. 2004-HQ4, Class A7, 4.97%, 04/14/2040	90,000	89,323
Wachovia Bank Comml. Mtge. Trust, Ser. 2004-C12, Class A1, 3.40%, 07/15/2041	2,312,324	2,284,382

		74,497,316

FLOATING-RATE 6.2%
Banc of America Comml. Mtge., Inc., Ser. 2004-3, Class A5, 5.49%, 06/10/2039	105,000	105,868
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2002, Class E, 7.30%, 10/15/2036 144A	5,000,000	4,538,338
Goldman Sachs Mtge. Securities Corp., Ser. 2007-GG10, Class A4, 5.99%, 08/10/2045	8,150,000	8,155,041
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB9, Class A4, 5.55%, 06/12/2041	10,000,000	10,243,777
Ser. 2007-CB19, Class AM, 5.94%, 02/12/2049	7,220,000	6,629,783
Morgan Stanley Capital I, Inc.:
Ser. 2004-IQ7, Class A4, 5.54%, 06/15/2038	175,000	177,209
Ser. 2007-IQ15, Class A4, 6.08%, 06/11/2049	85,000	85,600
Morgan Stanley Dean Witter, Ser. 2001, Class E, 7.45%, 07/15/2033 144A	7,000,000	6,167,295
Wachovia Bank Comml. Mtge. Trust, Ser. 2004-C12, Class A4, 5.41%, 07/15/2041	70,000	70,984

		36,173,895

Total Commercial Mortgage-Backed Securities (cost $114,382,549)		110,671,211

CORPORATE BONDS 40.9%
CONSUMER DISCRETIONARY 7.3%
Automobiles 0.2%
DaimlerChrysler AG, 7.30%, 01/15/2012	1,250,000	1,335,714

Hotels, Restaurants & Leisure 0.5%
McDonald’s Corp., 5.80%, 10/15/2017	2,500,000	2,629,812

2

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media 3.3%
Comcast Corp., 6.75%, 01/30/2011 ρ	$8,225,000	$8,556,698
Time Warner, Inc., 6.875%, 05/01/2012	10,000,000	10,332,490

		18,889,188

Multi-line Retail 1.5%
Federated Retail Holdings, Inc., 5.90%, 12/01/2016	2,200,000	1,958,497
Macy’s, Inc., 7.45%, 09/15/2011	6,680,000	6,794,863

		8,753,360

Specialty Retail 1.8%
Home Depot, Inc., 5.40%, 03/01/2016 ρ	5,620,000	5,290,808
Lowe’s Companies, Inc., 5.40%, 10/15/2016 ρ	5,280,000	5,370,267

		10,661,075

CONSUMER STAPLES 1.9%
Food Products 1.9%
General Mills, Inc., 6.00%, 02/15/2012	6,360,000	6,675,927
Kraft Foods, Inc., 6.125%, 02/01/2018	4,425,000	4,430,288

		11,106,215

FINANCIALS 19.6%
Capital Markets 7.8%
Bank of New York Mellon Corp., 7.30%, 12/01/2009	5,000,000	5,280,725
Eaton Vance Corp., 6.50%, 10/02/2017	2,850,000	3,044,421
Goldman Sachs Group, Inc., 5.30%, 02/14/2012	5,085,000	5,155,646
Legg Mason, Inc., 6.75%, 07/02/2008	10,015,000	10,100,739
Lehman Brothers Holdings, Inc., 6.00%, 07/19/2012 ρ	6,500,000	6,421,532
Merrill Lynch & Co., Inc., 6.05%, 08/15/2012	5,500,000	5,591,322
Morgan Stanley:
5.625%, 01/09/2012	7,750,000	7,814,503
5.95%, 12/28/2017	2,000,000	1,936,424
Northern Trust Corp., 7.10%, 08/01/2009	50,000	52,434

		45,397,746

Commercial Banks 3.2%
Firstar Bank, 7.125%, 12/01/2009	95,000	101,417
National City Corp.:
4.50%, 03/15/2010	5,250,000	5,076,120
6.20%, 12/15/2011	2,675,000	2,515,155
PNC Financial Services Group, Inc., 5.50%, 09/28/2012	4,000,000	4,033,128
SunTrust Banks, Inc., 5.25%, 11/05/2012 ρ	7,000,000	6,903,624

		18,629,444

Consumer Finance 2.4%
American Water Capital Corp., 6.09%, 10/15/2017 144A	2,600,000	2,710,640
HSBC Finance Corp.:
4.625%, 09/15/2010	5,000,000	4,936,505
5.70%, 06/01/2011	6,000,000	6,040,464

		13,687,609

Diversified Financial Services 1.8%
Bank of America Corp., 5.30%, 03/15/2017	5,500,000	5,472,538
Citigroup, Inc., 5.50%, 08/27/2012 ρ	5,000,000	5,033,250

		10,505,788

3

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Insurance 2.3%
Genworth Financial, Inc., 4.75%, 06/15/2009	$6,020,000	$6,050,118
MetLife, Inc., 5.00%, 06/15/2015	7,000,000	6,889,687
Nationwide Financial Services, Inc., 5.90%, 07/01/2012	75,000	75,180

		13,014,985

Real Estate Investment Trusts 1.1%
BRE Properties, Inc., 5.50%, 03/15/2017	3,000,000	2,530,941
ERP Operating, LP, 5.75%, 06/15/2017	4,300,000	3,922,546

		6,453,487

Thrifts & Mortgage Finance 1.0%
Washington Mutual, Inc., 5.00%, 03/22/2012	7,060,000	5,776,492

HEALTH CARE 4.2%
Biotechnology 1.4%
Amgen, Inc., 5.85%, 06/01/2017	8,000,000	8,007,688

Health Care Equipment & Supplies 0.7%
Covidien, Ltd., 5.45%, 10/15/2012 144A	4,000,000	4,130,528

Health Care Providers & Services 0.7%
WellPoint, Inc., 5.875%, 06/15/2017	4,000,000	3,921,784

Pharmaceuticals 1.4%
Abbott Laboratories, 5.875%, 05/15/2016	4,000,000	4,270,772
AstraZeneca plc, 5.40%, 09/15/2012	4,000,000	4,223,956

		8,494,728

INDUSTRIALS 1.3%
Road & Rail 1.3%
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	7,125,000	7,465,290

MATERIALS 0.6%
Chemicals 0.6%
E.I. DuPont de Nemours & Co., 5.25%, 12/15/2016 ρ	3,100,000	3,135,359

TELECOMMUNICATION SERVICES 3.8%
Diversified Telecommunication Services 2.0%
AT&T, Inc., 5.875%, 02/01/2012	2,850,000	2,971,630
Verizon Communications, Inc., 5.875%, 01/17/2012	8,555,000	8,826,698

		11,798,328

Wireless Telecommunication Services 1.8%
AT&T Wireless, 8.125%, 05/01/2012	5,825,000	6,524,419
Sprint Nextel Corp., 6.00%, 12/01/2016	5,030,000	3,916,982

		10,441,401

UTILITIES 2.2%
Electric Utilities 2.2%
Carolina Power & Light Co., 6.50%, 07/15/2012	8,730,000	9,412,110
Pacific Gas & Electric Co., 5.625%, 11/30/2017	3,000,000	3,087,582

		12,499,692

Total Corporate Bonds (cost $238,295,566)		236,735,713

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 3.0%
FIXED-RATE 2.6%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.78%, 05/25/2035	7,800,000	7,417,667
Harborview NIM Corp.:
Ser. 2006-12, Class N1, 6.41%, 12/19/2036 144A o	459,121	458,404
Ser. 2006-14, Class N1, 6.41%, 12/19/2036 144A o	117,639	117,529
Washington Mutual, Inc., Ser. 2005-AR12, Class 1A4, 4.83%, 10/25/2035	7,255,000	6,792,990

		14,786,590

4

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE 0.4%
Washington Mutual, Inc., Ser. 2006-OA3, Class 4AB, 5.10%, 04/25/2047	$3,903,706	$2,476,589

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $19,242,005)		17,263,179

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 15.1%
FIXED-RATE 2.4%
Countrywide Alternative Loan Trust, Inc.:
Ser. 2004-24CB, Class 1A1, 6.00%, 11/25/2034	2,601,142	2,463,126
Ser. 2005-50CB, Class 1A1, 5.50%, 11/25/2035	124,552	109,615
GSAA Home Equity Trust, Ser. 2007-10, Class A2A, 6.50%, 11/26/2037	5,333,515	5,121,843
IndyMac INDX Mtge. Loan Trust, Ser. 2007-AR7, Class 2A1, 5.81%, 06/25/2037	7,898,032	6,037,459

		13,732,043

FLOATING-RATE 12.7%
American Home Mtge. Assets, Ser. 2006-2, 5.48%, 09/25/2046	780,228	587,527
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2007-5, Class 1A1, 5.83%, 08/25/2047	8,771,481	8,686,439
Countrywide Alternative Loan Trust, Inc., Ser. 2007-A2, Class 1A1, 5.08%, 03/25/2047	7,541,455	5,619,515
Countrywide Home Loans:
Ser. 2005-HYB6, Class 4A1B, 5.37%, 10/20/2035	6,981,540	6,563,213
Ser. 2007-HYB2, Class 3A1, 5.46%, 02/25/2047	7,378,781	5,584,484
Deutsche Securities, Inc., Ser. 2007-OA2, Class A1, 5.29%, 04/25/2047	2,822,019	2,142,223
DLJ Mtge. Acceptance Corp., Ser. 1991-3, Class A1, 6.58%, 02/20/2021	159,216	158,968
Fund America Investors Corp., Ser. 1993-A, Class A5, 6.07%, 06/25/2023	629,202	628,428
HSI Asset Loan Obligation Trust:
Ser. 2007-AR1, Class 11A1, 6.14%, 01/25/2037	5,008,424	4,090,374
Ser. 2007-AR2, Class 2A1, 6.00%, 09/25/2037	9,331,262	7,480,937
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.82%, 06/25/2036	8,314,002	5,997,638
Perpetual Savings Bank, Ser. 1990-1, Class 1, 6.88%, 04/01/2020	702,911	700,324
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2007-3, Class 3A1, 5.72%, 04/25/2037	6,552,427	6,034,788
Washington Mutual, Inc. Mtge. Pass-Through Cert.:
Ser. 2006-AR02, Class A1A, 5.27%, 04/25/2046	6,061,658	4,709,908
Ser. 2006-AR03, Class A1A, 5.30%, 05/25/2046	3,242,847	2,527,669
Ser. 2007-HY7, Class 3A2, 5.91%, 07/25/2037	7,594,825	7,442,040
Ser. 2007-OA5, Class 1A1B, 5.08%, 06/25/2047	7,519,710	4,989,027

		73,943,502

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $104,295,796)		87,675,545

YANKEE OBLIGATIONS–CORPORATE 1.4%
TELECOMMUNICATION SERVICES 1.4%
Wireless Telecommunication Services 1.4%
Vodafone Group plc, 7.75%, 02/15/2010 (cost $8,154,005)	7,845,000	8,317,512

	Shares	Value

PREFERRED STOCKS 0.7%
FINANCIALS 0.7%
Thrifts & Mortgage Finance 0.7%
Fannie Mae, Ser. S, 8.25%	68,000	1,635,400
Freddie Mac, Ser. Z, 8.375% ρ	90,000	2,196,000

Total Preferred Stocks (cost $3,950,000)		3,831,400

MUTUAL FUND SHARES 2.3%
Blackrock Income Opportunity Trust ρ	80,849	788,278
MFS Charter Income Trust	202,400	1,663,728
MFS Intermediate Income Trust	426,600	2,713,176
MFS Multimarket Income Trust	323,942	1,843,230
Putnam Master Intermediate Income Trust	184,007	1,135,323
Putnam Premier Income Trust	452,047	2,743,926
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	202,793	2,427,432

Total Mutual Fund Shares (cost $13,120,565)		13,315,093

5

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

SHORT-TERM INVESTMENTS 5.0%
CORPORATE BONDS 1.6%
Commercial Banks 0.7%
First Tennessee Bank, FRN, 2.84%, 08/15/2008 ρρ	$4,300,000	$4,300,000

Insurance 0.9%
Metropolitan Life Global Funding, FRN, 2.59%, 08/21/2008 ρρ	5,000,000	5,000,000

	Shares	Value

MUTUAL FUND SHARES 3.4%
Evergreen Institutional Money Market Fund, Class I, 3.27% q ø ρρ
Total Short-Term Investments (cost $29,036,870)	19,736,870	19,736,870

Total Investments (cost $661,744,447) 109.2%		29,036,870

Other Assets and Liabilities (9.2%)		632,760,948
Net Assets 100.0%		(53,532,688)

		$579,228,260

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

ρ	All or a portion of this security is on loan.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
NIM	Net Interest Margin
TBA	To Be Announced

At March 31, 2008, the Fund had the following credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Gain (Loss)

09/20/2008	Citibank	Lehman Brothers, 6.625%, 01/18/2012	$1,500,000	1.00%	Quarterly	$(20,674)
09/20/2008	JPMorgan	Merrill Lynch, 5.00%, 01/15/2015	1,500,000	0.80%	Quarterly	(16,780)
09/20/2008	JPMorgan	Lehman Brothers, 6.625%, 01/18/2012	1,500,000	1.25%	Quarterly	(18,885)
09/20/2008	Lehman Brothers	Lehman Brothers, 6.625%, 01/18/2012	1,500,000	0.85%	Quarterly	(21,747)
09/20/2008	Citibank	Goldman Sachs, 6.60%, 01/01/2012	1,500,000	0.70%	Quarterly	(4,637)

6

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Gain (Loss)

12/20/2008	Lehman Brothers	Morgan Stanley, 6.60%, 04/01/2012	$1,500,000	1.15%	Quarterly	$(9,950)
03/20/2009	Goldman Sachs	Morgan Stanley, 6.60%, 04/01/2012	1,500,000	1.75%	Quarterly	(4,354)
03/20/2009	Citibank	AIG, 6.25%, 05/01/2036	2,000,000	1.55%	Quarterly	(9,632)
09/20/2010	Goldman Sachs	Duke Realty, Ltd., 5.40%, 08/15/2014	1,500,000	0.75%	Quarterly	(127,347)
06/20/2012	Morgan Stanley	PG&E Corp., 4.80%, 03/01/2014	5,000,000	0.24%	Quarterly	(143,322)
06/20/2012	Lehman Brothers	JC Penney, 8.00%, 03/01/2010	4,000,000	0.45%	Quarterly	(299,930)
06/20/2012	Morgan Stanley	PG&E Corp., 4.80%, 03/01/2014	5,000,000	0.24%	Quarterly	(143,322)
06/20/2012	Morgan Stanley	Dow Jones CDX North America Grade Index	3,000,000	0.35%	Quarterly	(127,352)
09/20/2012	Morgan Stanley	Duke Realty, Ltd., 5.40%, 08/15/2014	1,500,000	0.90%	Quarterly	(190,675)
12/13/2049	Morgan Stanley	Market CMBX North America AA.3 Index	600,000	0.27%	Quarterly	(143,543)
12/13/2049	Lehman Brothers	Market CMBX North America AJ.3 Index	3,600,000	1.47%	Quarterly	148,413
12/25/2049	Goldman Sachs	Market CMBX North America AA.3 Index	1,600,000	0.27%	Quarterly	(79,670)
12/25/2049	Citibank	Market CMBX North America AA.3 Index	800,000	0.27%	Quarterly	(120,176)
12/25/2049	Lehman Brothers	Market CMBX North America AJ.3 Index	600,000	1.47%	Quarterly	(12,124)
12/25/2049	Lehman Brothers	Market CMBX North America AA.3 Index	1,200,000	0.27%	Quarterly	(13,726)
12/25/2051	Goldman Sachs	Market CMBX North America AA.4 Index	8,000,000	1.65%	Quarterly	(1,612,358)

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Gain

06/20/2012	Citibank	Borg Warner, 6.50%, 02/15/2009	$2,000,000	0.26%	Quarterly	$37,553
09/20/2012	Goldman Sachs	PPG Industries, 7.05%, 09/20/2012	1,500,000	0.22%	Quarterly	38,985

7

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

At March 31, 2008, the Fund had the following total return swap contracts:

Expiration	Notional Amount	Swap Description	Counterparty	Unrealized Gain

05/01/2008	$10,000,000	Agreement dated 10/22/2007 to pay 0 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index which are multiplied by the notional amount.	Goldman Sachs	$322,455
08/01/2008	13,000,000	Agreement dated 02/01/2008 to pay 0 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index which are multiplied by the notional amount.	Lehman Brothers	419,192
09/01/2008	15,000,000	Agreement dated 10/22/2007 to pay 100 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index which are multiplied by the notional amount.	Lehman Brothers	496,182
09/01/2008	8,000,000	Agreement dated 03/01/2008 to pay 125 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index which are multiplied by the notional amount.	Lehman Brothers	266,297
10/01/2008	8,000,000	Agreement dated 10/01/2007 to pay 62 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index which are multiplied by the notional amount.	Lehman Brothers	253,831
11/01/2008	24,000,000	Agreement dated 11/01/2007 to pay 15 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index which are multiplied by the notional amount.	Lehman Brothers	770,892
02/01/2009	11,000,000	Agreement dated 02/01/2008 to pay 40 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index which are multiplied by the notional amount.	Lehman Brothers	351,034

On March 31, 2008, the aggregate cost of securities for federal income tax purposes was $661,814,089. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,535,392 and $34,588,533, respectively, with a net unrealized depreciation of $29,053,141.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

Credit default swaps

The Fund may enter into credit default swap contracts. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index in the event of default or bankruptcy. Under the terms of the swap, one party acts as a guarantor and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the counterparty agrees to purchase the notional amount of the underlying instrument or index, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

8

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

Total return swaps

The Fund may enter into total return swap contracts. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

9

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By:
Dennis H. Ferro,
Principal Executive Officer

Date: May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro,
Principal Executive Officer

Date: May 23, 2008

By:
Dennis H. Ferro,
Principal Financial Officer

Date: May 23, 2008